Consolidated balance sheet - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and non-interest-bearing deposits with banks	$ 4,088	$ 4,380
Interest-bearing deposits with banks	12,484	13,311
Securities (Note 4)	109,027	101,664
Cash collateral on securities borrowed	4,962	5,488
Securities purchased under resale agreements	51,886	43,450
Loans (Note 5)
Residential mortgages	207,657	207,749
Personal	42,666	43,058
Credit card	12,477	12,673
Business and government	113,976	109,555
Allowance for credit losses	(1,715)	(1,639)
Total loans	375,061	371,396
Other
Derivative instruments	21,174	21,431
Customers' liability under acceptances	10,011	10,265
Land, buildings and equipment	1,783	1,795
Goodwill	5,555	5,564
Software and other intangible assets	1,920	1,945
Investments in equity-accounted associates and joint ventures	520	526
Deferred tax assets	621	601
Other assets	15,555	15,283
Other miscellaneous assets	57,139	57,410
Total assets	614,647	597,099
Deposits (Note 6)
Personal	172,836	163,879
Business and government	239,697	240,149
Bank	13,062	14,380
Secured borrowings	39,112	42,607
Deposits	464,707	461,015
Obligations related to securities sold short	15,435	13,782
Cash collateral on securities lent	2,660	2,731
Obligations related to securities sold under repurchase agreements	42,481	30,840
Other
Derivative instruments	23,337	20,973
Acceptances	10,051	10,296
Deferred tax liabilities	41	43
Other liabilities	15,690	18,223
Other miscellaneous liabilities	49,119	49,535
Subordinated indebtedness	4,162	4,080
Equity
Contributed surplus	131	136
Retained earnings	19,101	18,537
Accumulated other comprehensive income (AOCI)	752	777
Total shareholders' equity	35,909	34,943
Non-controlling interests	174	173
Total equity	36,083	35,116
Total liabilities and equities	614,647	597,099
Preference shares [member]
Equity
Issued shares (Note 7)	2,575	2,250
Total equity	2,575	2,250
Common shares [member]
Equity
Issued shares (Note 7)	13,350	13,243
Total equity	$ 13,350	$ 13,243